Information on remuneration - Shares held by Board members (Detail) - Board of management [Member] - shares		Dec. 31, 2019	Dec. 31, 2018
A. Bhattacharya [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Shares held	[1]	90,083	66,794
F.A. van Houten [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Shares held	[1]	347,565	292,302
J. van der Veer [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Shares held	[1]	18,366	18,366
M.J. van Ginneken [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Shares held	[1]	67,600	47,856

[1]	Reference date for board membership is December 31, 2019.